Capital Stock and Changes in Capital Accounts, Equity Incentive Plan (Details) - USD ($) $ in Thousands		6 Months Ended
	Mar. 12, 2025	Jun. 30, 2025	Jun. 30, 2024	Mar. 11, 2025	Dec. 31, 2024
Equity Incentive Plan [Abstract]
Period of historical volatility		6 months
Amended and Restated Equity Incentive Plan [Member] | General and Administrative Expenses [Member]
Equity Incentive Plan [Abstract]
Compensation cost		$ 1,389	$ 1,459
Amended and Restated Equity Incentive Plan [Member] | Restricted Shares [Member]
Equity Incentive Plan [Abstract]
Unrecognized compensation cost		$ 3,457			$ 1,832
Average period to recognize compensation cost		1 year 2 months 1 day
Series C Preferred Stock [Member] | Amended and Restated Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Shares reserved for issuance (in shares)		13,022
Common stock reserved for issuance (in shares)		80,000
Movement of Series C Preferred Stock Awards [Roll Forward]
Unvested at beginning of year (in shares)		4,998
Granted (in shares)		3,332
Vested (in shares)		(3,332)
Unvested at end of year (in shares)		4,998
Series C Preferred Stock [Member] | Amended and Restated Equity Incentive Plan [Member] | Restricted Shares [Member]
Equity Incentive Plan [Abstract]
Discount factor		12.48%
Risk-free rate		4.07%
Credit spread		8.41%
Discount rate for lack of marketability		6.20%
Historical volatility		48.00%
Movement of Series C Preferred Stock Awards [Roll Forward]
Granted (in shares)	3,332
Series C Preferred Stock [Member] | Amended and Restated Equity Incentive Plan [Member] | Restricted Shares [Member] | Executive Management and Non-Executive Directors [Member]
Equity Incentive Plan [Abstract]
Fair value of award	$ 3,015
Vesting period		2 years
Movement of Series C Preferred Stock Awards [Roll Forward]
Granted (in shares)	3,332
Series C Preferred Stock [Member] | Maximum [Member] | Amended and Restated Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Number of shares authorized to be delivered pursuant to awards granted (in shares)				25,000